CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Products	$ 89,410	$ 77,212	$ 85,562
Services	22,099	18,956	17,266
Total revenues	111,509	96,168	102,828
COST OF REVENUES:
Products	37,765	31,734	33,789
Services	14,673	13,280	11,043
Total cost of revenues	52,438	45,014	44,832
GROSS PROFIT	59,071	51,154	57,996
OPERATING EXPENSES:
Research and development, net of participation by the Office of the Chief Scientist of $1,470, $1,679 and $2,155, respectively (Note 7a)	29,578	24,594	18,677
Sales and marketing	11,963	11,998	11,373
General and administrative	5,197	3,978	3,229
Total operating expenses	46,738	40,570	33,279
OPERATING INCOME	12,333	10,584	24,717
INTEREST INCOME, NET	693	1,368	901
INCOME BEFORE INCOME TAXES	13,026	11,952	25,618
INCOME TAXES EXPENSES (BENEFIT)	2,511	124	(2,500)
NET INCOME FOR THE YEAR	$ 10,515	$ 11,828	$ 28,118
Net income per share:
Basic	$ 0.39	$ 0.44	$ 1.07
Diluted	$ 0.38	$ 0.43	$ 1.04
Shares used in calculation of net income per share:
Basic	27,091	26,619	26,232
Diluted	27,373	27,277	26,931